NOTE 12. TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 12. TRADE AND OTHER RECEIVABLES

NOTE 12. TRADE AND OTHER RECEIVABLES

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Trade receivables	1,233,709	892,488
Other receivables	1,689	2,390
	1,235,398	894,878
Less: Allowances for doubtful debts	(70,793)	(123,920)
	1,164,605	770,958

(a)	Ageing Analysis

The ageing analysis of trade receivables is as follows:

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Current	-	-

Past due:
< 31 days	711,754	31,495
31 - 90 days	394,384	12,655
> 90 days	127,571	848,338
	1,233,709	892,488

(b)	Trade receivables which are past due but not impaired

Included in the Group's trade receivable balances are debtors with an aggregate carrying amount of A$1,233,709 (2019: A$892,488) which are past due at the end of the reporting period for which the Group has made provision for impairment loss of A$70,793 (2019: A$123,920).

The carrying value of trade receivables is considered reasonable approximation of fair value to the short term nature of the balance.

The maximum exposure to credit risk at the reporting date is the fair value of each class of receivables in the consolidated financial statements. Refer to Note 31(e) for further details of credit risk management.